Inventories	12 Months Ended
Dec. 31, 2013
Inventories
Inventories

(4)                       Inventories

Inventories by major category consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$

Raw materials	727,300	788,852	130,308
Work-in-progress	288,456	370,811	61,254
Finished goods	1,507,794	1,005,239	166,054
Total inventories	2,523,550	2,164,902	357,616

Inventory write-downs amounted to RMB 469,872, RMB 665,416 and RMB 4,958 (US$ 819) for the years ended December 31, 2011, 2012 and 2013, respectively, and recorded as cost of revenues in the consolidated statements of comprehensive loss.